Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	722,881,190.53	32,164
Yield Supplement Overcollateralization Amount 09/30/16	30,170,894.32	0
Receivables Balance 09/30/16	753,052,084.85	32,164
Principal Payments	21,476,919.10	441
Defaulted Receivables	1,525,684.81	73
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	28,961,673.69	0
Pool Balance at 10/31/16	701,087,807.25	31,650

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.48%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	10,095,355.85	435
Past Due 61-90 days	2,646,624.07	117
Past Due 91-120 days	805,102.36	35
Past Due 121+ days	0.00	0
Total	13,547,082.28	587

Total 31+ Delinquent as % Ending Pool Balance	1.93%
Total 61+ Delinquent as % Ending Pool Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	653,756.72
Aggregate Net Losses/(Gains) - October 2016	871,928.09
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.39%
Prior Net Losses Ratio	1.44%
Second Prior Net Losses Ratio	1.11%
Third Prior Net Losses Ratio	1.07%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	31,548,951.33
Actual Overcollateralization	31,548,951.33
Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	5.97%
Weighted Average Remaining Term	59.69

Flow of Funds	$ Amount

Collections	24,679,571.86
Investment Earnings on Cash Accounts	6,933.18
Servicing Fee	(627,543.40)
Transfer to Collection Account	0.00
Available Funds	24,058,961.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	877,073.69
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,812,681.04
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,369,206.91

Total Distributions of Available Funds	24,058,961.64

Servicing Fee	627,543.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 10/17/16	690,351,536.96
Principal Paid	20,812,681.04
Note Balance @ 11/15/16	669,538,855.92

Class A-1
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2
Note Balance @ 10/17/16	335,521,536.96
Principal Paid	20,812,681.04
Note Balance @ 11/15/16	314,708,855.92
Note Factor @ 11/15/16	89.4059250%

Class A-3
Note Balance @ 10/17/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	262,000,000.00
Note Factor @ 11/15/16	100.0000000%

Class A-4
Note Balance @ 10/17/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	74,800,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	18,030,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	877,073.69
Total Principal Paid	20,812,681.04
Total Paid	21,689,754.73

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	369,073.69
Principal Paid	20,812,681.04
Total Paid to A-2 Holders	21,181,754.73

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0212425
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.2337611
Total Distribution Amount	25.2550036

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.0485048
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	59.1269348
Total A-2 Distribution Amount	60.1754396

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/17/16	2,196,494.13
Investment Earnings	624.81
Investment Earnings Paid	(624.81)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13